MFS® ABSOLUTE RETURN FUND	MFS® GROWTH ALLOCATION FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® INTERNATIONAL DIVERSIFICATIONSM FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND	MFS® INTERNATIONAL GROWTH FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND	MFS® INTERNATIONAL VALUE FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND	MFS® MANAGED WEALTH FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® MODERATE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND

Effective immediately, the sub-section entitled "Ownership By Trustees and Officers" under the main heading "Appendix C – Share Ownership" is restated in its entirety as follows:

Ownership By Trustees and Officers

As of August 31, 2015, the Trustees and Officers of the Trust as a group owned less than 1% of any class of MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Moderate Allocation Fund, and 0.09% of shares of MFS Managed Wealth Fund. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2014.

The following dollar ranges apply:

N.  None

A.  $1 – $10,000

B.  $10,001 – $50,000

C.  $50,001 – $100,000

D.  Over $100,000

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Name and Position	Dollar Range of Equity Securities in MFS Absolute Return Fund	Dollar Range of Equity Securities in MFS Aggressive Growth Allocation Fund	Dollar Range of Equity Securities in MFS Blended Research Growth Equity Fund^	Dollar Range of Equity Securities in MFS Blended Research Small Cap Equity Fund^
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach(1)	N	D	N	N

Independent Trustees
Steven E. Buller(2)	N	N	N	N
Robert E. Butler	N	B	N	N
Maureen R. Goldfarb	N	N	N	N
David H. Gunning	N	N	N	N
William R. Gutow	N	N	N	N
Michael Hegarty	N	D	N	N
John P. Kavanaugh	N	N	N	N
Maryanne L. Roepke(3)	N	N	N	N
Laurie J. Thomsen	N	N	N	N
Robert W. Uek	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Blended Research Value Equity Fund^	Dollar Range of Equity Securities in MFS Conservative Allocation Fund	Dollar Range of Equity Securities in MFS Emerging Markets Equity Fund	Dollar Range of Equity Securities in MFS Growth Allocation Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach(1)	N	D	A	D

Independent Trustees
Steven E. Buller(2)	N	N	N	N
Robert E. Butler	N	N	B	N
Maureen R. Goldfarb	N	N	N	N
David H. Gunning	N	N	N	N
William R. Gutow	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	N	B	N
Maryanne L. Roepke(3)	N	N	N	N
Laurie J. Thomsen	N	N	N	N
Robert W. Uek	N	N	N	N

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Name and Position	Dollar Range of Equity Securities in MFS International Diversification Fund	Dollar Range of Equity Securities in MFS International Growth Fund	Dollar Range of Equity Securities in MFS International Value Fund	Dollar Range of Equity Securities in MFS Managed Wealth Fund
Interested Trustees
Robert J. Manning	N	N	N	D
Robin A. Stelmach(1)	D	N	N	D
Independent Trustees
Steven E. Buller(2)	N	N	N	N
Robert E. Butler	N	B	B	N
Maureen R. Goldfarb	N	B	B	N
David H. Gunning	N	N	N	N
William R. Gutow	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	N	N	N
Maryanne L. Roepke(3)	N	N	D	N
Laurie J. Thomsen	N	N	B	N
Robert W. Uek	N	C	N	N

Name and Position	Dollar Range of Equity Securities in MFS Moderate Allocation Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustees
Robert J. Manning	N	D
Robin A. Stelmach(1)	D	D
Independent Trustees
Steven E. Buller(2)	N	D
Robert E. Butler	N	D
Maureen R. Goldfarb	N	D
David H. Gunning	N	D
William R. Gutow	N	D
Michael Hegarty	N	D
John P. Kavanaugh	N	D
Maryanne L. Roepke(3)	N	D
Laurie J. Thomsen	N	D
Robert W. Uek	N	D

 ^ Shares of MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, and MFS Blended Research Value Equity Fund had not been offered for sale as of December 31, 2014.

(1)	Ms. Stelmach became a Trustee of the Fund on January 1, 2014.

(2)	Mr. Buller became a Trustee of the Fund on February 11, 2014.

(3)	Ms. Roepke became a Trustee of the Fund on May 6, 2014.

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